Accrued expenses and other current liabilities (Tables)	12 Months Ended
Sep. 30, 2024
Payables and Accruals [Abstract]
Schedule of accrued expenses and other current liabilities

Accrued expenses and other current liabilities consisted of the following:

	As of September 30,
	2023	2024

Borrowings from third parties (1)	$2,375	$450
Interest payables (2)	3,208	4,417
Payroll payables (3)	668	2,334
Accrued expenses (4)	1,603	2,762
Litigation payable (5)	1,408	4,513
Deposit payables	943	989
Amounts due to third-parties	486	628
Others	794	1,096
Total	$11,485	$17,189

(1)	Borrowings from third parties are to supplement working capital for large-amount procurements which are usually settled within 60 days to one year.
(2)	Interest payables consisted of interest payables of Convertible Bonds in the amount US$3,207 and US$4,414 and interest payables of bank borrowings in the amount of US$1 and US$3 as of September 30, 2023 and 2024, respectively.
(3)	The Group accrued a bonus for awarding the contributions made by employees to the IPO on September 30, 2024.
(4)	Accrued expenses mainly consisted of property management fees and unpaid rental fees for terminated or expired leases agreements, advertising fees and logistics fees.
(5)	Litigation payable were related to accrued penalties and attorney fee for repurchase of mezzanine equity requested by Hunan Tianchang (Note 21) which were recorded in litigation related expenses as of September 30, 2023 and 2024, respectively.